Contracts And Agreements (Details) - USD ($)	9 Months Ended
	Sep. 30, 2015	Sep. 30, 2014
Revenue for NCI PET	$ 239,539	$ 94,900
Patheon Biologics [Member]
Expense	$ 786,000